CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) - USD ($) $ in Thousands	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Equity, Attributable to Parent						$ (2,604)
Beginning balance, value at Dec. 31, 2022			$ 5	$ 174,509	$ (107,762)	(2,604)	$ 64,148
Beginning balance, shares at Dec. 31, 2022			1,723,924
Issuance of common stock			$ 2	9,998			10,000
Issuance of common stock, shares			824,352
Stock issued under stock compensation plan			$ 1				1
Stock issued under stock compensation plan, shares			31,883
Stock based compensation expense				9,881			9,881
Reclassification of private warrants				545			545
Net loss					(71,397)		(71,397)
Other comprehensive income						270	270
Ending balance, value at Dec. 31, 2023			$ 8	194,933	(179,159)	(2,334)	13,448
Ending balance, shares at Dec. 31, 2023			2,580,159
Equity, Attributable to Parent				194,941	(179,159)	(2,334)	13,448
Ending balance, shares at Mar. 31, 2024			2,605,135
Beginning balance, value at Dec. 31, 2023			$ 8	194,933	(179,159)	(2,334)	13,448
Beginning balance, shares at Dec. 31, 2023			2,580,159
Issuance of common stock				282			282
Stock based compensation expense				4,042			4,042
Net loss					(20,629)		(20,629)
Other comprehensive income						(22)	(22)
Ending balance, shares at Jun. 30, 2024			2,636,508
Beginning balance, value at Dec. 31, 2023			$ 8	194,933	(179,159)	(2,334)	13,448
Beginning balance, shares at Dec. 31, 2023			2,580,159
Issuance of common stock				291			291
Issuance of common stock, shares			56,727
Reduction of fractional shares due to reverse stock split
Reduction of fractional shares due to reverse stock split, shares			(378)
Stock based compensation expense				3,783			3,783
Net loss					(40,994)		(40,994)
Other comprehensive income						575	575
Reclassification of par to APIC			(8)	8
Disposal of subsidiaries						1,602	1,602
Ending balance, value at Dec. 31, 2024				199,015	(220,153)	(157)	(21,295)
Ending balance, shares at Dec. 31, 2024			2,636,508
Equity, Attributable to Parent				197,000	(188,515)	(2,406)	6,079
Beginning balance, shares at Mar. 31, 2024			2,605,135
Issuance of common stock				156			156
Stock based compensation expense				2,109			2,109
Net loss					(11,273)		(11,273)
Other comprehensive income						50	50
Ending balance, shares at Jun. 30, 2024			2,636,508
Equity, Attributable to Parent				199,265	(199,788)	(2,356)	(2,879)
Equity, Attributable to Parent				199,015	(220,153)	(157)	(21,295)
Beginning balance, shares at Dec. 31, 2024			2,636,508
Stock based compensation expense				550			550
Net loss					(7,071)		(7,071)
Other comprehensive income						(1,606)	(1,606)
Ending balance, shares at Jun. 30, 2025			2,670,286
Equity, Attributable to Parent				199,408	(223,427)	(663)	(24,682)
Beginning balance, shares at Mar. 31, 2025			2,636,508
Stock based compensation expense				157			157
Net loss					(3,797)		(3,797)
Other comprehensive income						(1,100)	(1,100)
Ending balance, shares at Jun. 30, 2025			2,670,286
Equity, Attributable to Parent				$ 199,565	$ (227,224)	$ (1,763)	$ (29,422)